Commitments - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments [Abstract]
Premises rental expense	CAD 178.1	CAD 165.0
Sublease rental income	7.4	6.0
Future minimum sublease payments expected to be received under noncancellable sublease agreements	CAD 16.8	CAD 20.9